Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries
The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2022 and 2021, in accordance with the IFRS. Additionally, for information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries		Izipay
	2022	2021	2022	2021	2022	2021	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	11,052,299	14,390,759	631,156	1,055,105	1,457,445	1,533,043	111,087	—
Financial Investments	9,586,343	10,062,243	11,295,068	11,951,454	1,698,229	2,314,331	—	—
Loans, net	43,725,346	41,307,369	—	—	1,784,343	1,698,397	—	—
Investment property	—	—	1,287,717	1,224,454	—	—	—	—
Total assets	66,977,277	68,584,019	13,636,925	14,743,405	5,102,598	5,722,539	902,610	—
Deposits and obligations	44,597,855	44,966,330	—	—	4,098,842	4,171,832	—	—
Due to banks and correspondents	6,726,595	8,112,667	308,164	226,742	53,937	183,441	18,584	—
Bonds, notes and other obligations	6,571,539	6,938,988	251,524	262,933	—	—	—	—
Insurance contract liabilities	—	—	10,463,577	11,819,263	—	—	—	—
Total liabilities	59,498,433	61,581,982	12,046,352	13,233,420	4,208,369	4,427,452	686,292	—
Equity attributable to IFS’s shareholders	7,478,844	7,002,037	1,590,573	1,509,985	894,229	1,295,087	216,318	—
Consolidated statement of income -
Net interest and similar income	3,297,436	2,743,750	861,555	736,912	104,810	114,488	300	—
(Loss) recovery due to impairment on loans, net of recoveries	(832,919)	(379,034)	—	—	2,368	(2,543)	—	—
(Loss) recovery due to impairment of financial investments	(732)	(527)	(26)	33,198	(11,981)	(1,615)	—	—
Net gain of investment property	—	—	19,146	21,969	—	—	—	—
Fee income from financial services, net	797,711	677,461	(7,160)	(6,802)	163,325	196,959	258,728	—
Insurance premiums and claims	—	—	(191,772)	(272,037)	—	—	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,374,121	1,360,278	313,000	339,233	(141,395)	283,545	41,074	—